Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.48%	12.52%	12.67%
Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.78%	6.68%	8.09%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	19.76%	5.84%	7.59%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.82%	3.35%	5.56%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.05%	3.54%	5.31%